Segment Information (Details) - Schedule of Revenues from Products and Services, and Gross Profit - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment revenue:
Segment revenue	$ 242,395,556	$ 36,709,931	$ 53,305
Cost of revenue
Cost of revenue	(195,807,066)	(30,112,363)	(38,534)
Gross profit	46,588,490	6,597,568	14,771
Sales of cryptocurrency mining machine and standardized computing equipment [Member]
Segment revenue:
Segment revenue	242,395,556	36,709,931
Cost of revenue
Cost of revenue	(195,807,066)	(30,112,363)
Technical support plans [Member]
Segment revenue:
Segment revenue			53,305
Cost of revenue
Cost of revenue			$ (38,534)